PepsiCo Master Trust - Schedule of Net Investment Gain (Details) - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Net investment gain	$ 2,136,397
EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Net appreciation in value of investments	2,064,772
Interest and dividends	71,625
Net investment gain	$ 2,136,397